Expense Example {- Consumer Staples Portfolio} - 02.28 Select Portfolios: Group 2 Consumer Staples Sector Retail PRO-15 - Consumer Staples Portfolio - Consumer Staples Portfolio	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906